Federated Investors
World-Class Investment Manager

Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2002

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Prime Cash Series
Treasury Cash Series
Government Cash Series
Municipal Cash Series

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What is Each Fund's Fees and Expenses? 7

What are Each Fund's Investment Strategies? 8

What are the Principal Securities in Which Each Fund Invests? 9

What are the Specific Risks of Investing in Each Fund? 12

What Do Shares Cost? 13

How are the Funds Sold? 14

How to Purchase Shares 14

How to Redeem Shares 16

Account and Share Information 19

Who Manages the Funds? 20

Financial Information 21

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market mutual fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective
Prime Cash Series (Prime Fund)	To provide current income consistent with stability of principal and liquidity.
Treasury Cash Series (Treasury Fund)	To provide current income consistent with stability of principal and liquidity.
Government Cash Series (Government Fund)	To provide current income consistent with stability of principal and liquidity.
Municipal Cash Series (Municipal Fund)	To provide current income exempt from federal regular income tax consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Prime Fund

The Prime Fund invests primarily in high-quality fixed income securities issued by banks, corporations and the U.S. government.

Treasury Fund

The Treasury Fund invests primarily in U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

Government Fund

The Government Fund invests primarily in U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

Municipal Fund

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The Municipal Fund invests primarily in high-quality tax exempt securities. The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

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All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.55%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.46% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.41%
5 Years	4.57%
10 Years	4.16%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.38%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.51%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.34% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.01%
5 Years	4.30%
10 Years	3.95%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.12%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.48%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.38% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.17%
5 Years	4.42%
10 Years	4.04%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.14%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.35%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.29% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	2.04%
5 Years	2.74%
10 Years	2.63%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What is Each Fund's Fees and Expenses?

CASH TRUST SERIES, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Prime Fund, Treasury Fund, Government Fund and Municipal Fund.

Shareholder Fees	Prime Fund	Treasury Fund	Government Fund	Municipal Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee[2]	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee[3]	0.35%	0.35%	0.35%	0.35%
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.18%	0.21%	0.25%
Total Annual Fund Operating Expenses	1.32%	1.28%	1.31%	1.35%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended May 31, 2002.

Total Waivers and Reductions of Fund Expenses	0.27%	0.25%	0.26%	0.30%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	1.05%	1.03%	1.05%	1.05%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Fund, Government Fund and Municipal Fund (after the voluntary waivers) were 0.48%, 0.49% and 0.45%, respectively, for the fiscal year ended May 31, 2002.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by each of the Funds (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses are before the waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Prime Fund	$134	$418	$723	$1,590

Treasury Fund	$130	$406	$702	$1,545

Government Fund	$133	$415	$718	$1,579

Municipal Fund	$137	$428	$739	$1,624

What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
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  the potential effects of foreign economic activity on U.S. short-term interest rates.
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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

PRIME FUND AND MUNICIPAL FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating services (NRSROs).

MUNICIPAL FUND

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In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available. Because the Municipal Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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GOVERNMENT FUND

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Because the Government Fund refers to Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in Government securities.

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TREASURY FUND

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Because the Treasury Fund refers to Treasury investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in Treasury securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which Each Fund Invests?

TREASURY FUND

The Treasury Fund invests primarily in fixed income securities, including U.S. Treasury securities and repurchase agreements.

PRIME FUND

The Prime Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

GOVERNMENT FUND

The Government Fund invests primarily in fixed income securities, including U.S. Treasury securities, government agency securities and repurchase agreements.

MUNICIPAL FUND

The Municipal Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

U.S. Treasury Securities

U.S. Treasury Securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risk.

Investment Ratings

The securities in which the Prime Fund and Municipal Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in Each Fund?

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Each of the Funds is subject to interest rate risks and credit risks. In addition, the Prime Fund and Municipal Fund are subject to sector risks.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Prime Fund and Municipal Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

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Prime Fund, Treasury Fund and Government Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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SECTOR RISKS

A substantial part of the Prime Fund's and Municipal Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and Municipal Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment amount for Fund Shares is $10,000. The minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

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The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Municipal Fund may not be a suitable investment for retirement plans.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Funds have each adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when a Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares after a Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling a Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares of the Prime Fund, Treasury Fund or Government Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
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  directly from a Fund if you purchased Shares directly from a Fund.
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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem Shares by simply calling the Funds at 1-800-341-7400.

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If you call before 3:00 p.m. (Eastern time) with respect to the Treasury Fund, Prime Fund and Government Fund, or 12:00 noon (Eastern time) with respect to the Municipal Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time) with respect to the Treasury Fund, Prime Fund and Government Fund, or 12:00 noon (Eastern time) with respect to the Municipal Fund, your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to a Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Prime Fund, Treasury Fund and Government Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or a Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts (other than retirement accounts for the Prime Fund, Treasury Fund and Government Fund) may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Prime Fund, Treasury Fund and Government Fund send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's audited financial statements, are included in each Fund's prospectus.

Financial Highlights -- Prime Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.95%	5.34%	4.81%	4.46%	4.83%

Ratios to Average Net Assets:

Expenses	1.05%	1.04%	1.01%	1.00%	1.00%

Net investment income	1.94%	5.18%	4.73%	4.36%	4.73%

Expense waiver/reimbursement[2]	0.02%	0.06%	0.14%	0.16%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,621,516	$6,151,845	$5,061,010	$4,728,448	$3,748,034

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Treasury Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.04	0.04	0.05
Net realized and unrealized gain on investments	0.00 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.04	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.67%	5.03%	4.47%	4.21%	4.70%

Ratios to Average Net Assets:

Expenses	1.03%	1.04%	1.01%	1.00%	1.00%

Net investment income	1.63%	4.91%	4.37%	4.11%	4.60%

Expense waiver/reimbursement[3]	--	0.01%	0.04%	0.07%	0.05%

Supplemental Data:

Net assets, end of period (000 omitted)	$606,949	$977,293	$850,062	$969,592	$821,484

1 Amount is less than $0.01.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Government Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.75%	5.18%	4.65%	4.30%	4.73%

Ratios to Average Net Assets:

Expenses	1.05%	1.04%	1.01%	1.00%	1.00%

Net investment income	1.74%	4.96%	4.54%	4.22%	4.62%

Expense waiver/reimbursement[2]	0.01%	0.02%	0.10%	0.12%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$663,299	$785,978	$582,519	$649,081	$557,184

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Municipal Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.20%	3.21%	2.92%	2.58%	2.90%

Ratios to Average Net Assets:

Expenses	1.05%	1.04%	1.02%	1.01%	1.01%

Net investment income	1.16%	3.16%	2.87%	2.57%	2.86%

Expense waiver/reimbursement[2]	0.05%	0.03%	0.07%	0.12%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$538,236	$508,523	$430,365	$437,451	$647,813

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Each Fund's Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in each Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAIs, Semi- Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

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You can obtain information about the Funds (including the SAIs) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Cash Trust Series, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147551105
Cusip 147551402
Cusip 147551204
Cusip 147551303

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G00861-01 (7/02)

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Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2002

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 14

Who Manages the Fund? 15

Financial Information 15

Independent Auditors' Report 25

Board of Directors and Corporation Officers 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.48%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.38% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.17%
5 Years	4.42%
10 Years	4.04%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.14%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

GOVERNMENT CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.31%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.

Total Waiver and Reduction of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	1.05%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2002.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$133

3 Years	$415

5 Years	$718

10 Years	$1,579

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because the Fund refers to Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Government investments.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report, on page 25.

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.75%	5.18%	4.65%	4.30%	4.73%

Ratios to Average Net Assets:

Expenses	1.05%	1.04%	1.01%	1.00%	1.00%

Net investment income	1.74%	4.96%	4.54%	4.22%	4.62%

Expense waiver/reimbursement[2]	0.01%	0.02%	0.10%	0.12%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$663,299	$785,978	$582,519	$649,081	$557,184

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--60.6%
$74,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.700% - 1.840%, 6/2/2002 - 7/21/2002	$73,967,935
35,500,000		Federal Home Loan Bank System Notes, 2.200% - 3.760%, 6/28/2002 - 6/20/2003	35,497,250
11,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.220% - 3.705%, 6/20/2002 - 5/22/2003	11,389,744
21,000,000		Federal Home Loan Mortgage Corp., Notes, 2.500% - 6.625%, 8/15/2002 - 3/15/2003	21,174,438
65,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.870% - 3.395%, 7/1/2002 - 2/10/2003	64,654,756
135,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.685% - 2.180%, 6/3/2002 - 8/1/2002	134,945,060
36,500,000		Federal National Mortgage Association Notes, 2.250% - 6.750%, 7/5/2002 - 2/14/2003	36,708,717
20,000000	[2]	Student Loan Marketing Association Discount Notes, 1.820% - 2.680%, 7/1/2002 - 3/14/2003	19,890,569
4,000,000		Student Loan Marketing Association, Notes, 3.760%, 7/16/2002	3,999,778

		TOTAL U.S. GOVERNMENT AGENCIES	402,228,247

		REPURCHASE AGREEMENTS--39.7%[3]
30,000,000		BNP Paribas Securities Corp., 1.810%, dated 5/31/2002, due 6/3/2002	30,000,000
30,000,000		Bank of America LLC, 1.830%, dated 5/31/2002, due 6/3/2002	30,000,000
20,000,000		Barclays Capital, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
30,000,000		Countrywide Securities Corp., 1.830%, dated 5/31/2002, due 6/3/2002	30,000,000
20,000,000	[4]	Morgan Stanley and Co., Inc., 1.780%, dated 5/9/2002, due 6/10/2002	20,000,000
5,000,000	[4]	Salomon Brothers, Inc., 1.780%, dated 5/29/2002, due 6/28/2002	5,000,000
25,000,000		Salomon Brothers, Inc., 1.830%, dated 5/31/2002, due 6/3/2002	25,000,000
3,244,000		Warburg Dillon Reed LLC, 1.760%, dated 5/31/2002, due 6/3/2002	3,244,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$28,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 5/22/2002, due 7/23/2002	$28,000,000
25,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 5/29/2002, due 6/28/2002	25,000,000
23,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 5/22/2002, due 8/23/2002	23,000,000
9,000,000		Warburg Dillon Reed LLC, 1.820%, dated 3/6/2002, due 6/5/2002	9,000,000
15,000,000	[4]	Warburg Dillon Reed LLC, 1.840%, dated 2/21/2002, due 6/28/2002	15,000,000

		TOTAL REPURCHASE AGREEMENTS	263,244,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$665,472,247

1 Denotes variable rate securities which reflect current rate and next demand date.

2 The issue shows the rate of discount at time of purchase.

3 The repurchase agreements are collateralized fully by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($663,298,834) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Investments in repurchase agreements	$263,244,000
Investments in securities	402,228,247

Total investments in securities, at amortized cost and value		$665,472,247
Cash		129,060
Income receivable		1,763,548
Receivable for shares sold		1,038,443

TOTAL ASSETS		668,403,298

Liabilities:
Payable for investments purchased	3,499,300
Payable for shares redeemed	1,202,771
Income distribution payable	211,727
Accrued expenses	190,666

TOTAL LIABILITIES		5,104,464

Net assets for 663,298,834 shares outstanding		$663,298,834

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$663,298,834 ÷ 663,298,834 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest			$22,114,927

Expenses:
Investment adviser fee		$3,961,621
Administrative personnel and services fee		596,161
Custodian fees		50,458
Transfer and dividend disbursing agent fees and expenses		626,162
Directors'/Trustees' fees		6,813
Auditing fees		11,496
Legal fees		5,567
Portfolio accounting fees		112,716
Distribution services fee		792,324
Shareholder services fee		1,980,811
Share registration costs		149,773
Printing and postage		41,856
Insurance premiums		1,733
Taxes		55,206
Miscellaneous		2,863

TOTAL EXPENSES		8,395,560

Waivers:
Waiver of investment adviser fee	$(56,189)
Waiver of transfer and dividend disbursing agent fees and expenses	(18,703)

TOTAL WAIVERS		(74,892)

Net expenses			8,320,668

Net investment income			$13,794,259

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,794,259	$36,316,122

Distributions to Shareholders:
Distributions from net investment income	(13,794,259)	(36,316,122)

Share Transactions:
Proceeds from sale of shares	2,658,275,523	3,574,643,097
Net asset value of shares issued to shareholders in payment of distributions declared	12,172,152	31,353,891
Cost of shares redeemed	(2,793,126,877)	(3,402,538,359)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(122,679,202)	203,458,629

Change in net assets	(122,679,202)	203,458,629

Net Assets:
Beginning of period	785,978,036	582,519,407

End of period	$663,298,834	$785,978,036

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $663,298,834. Transactions in capital stock were as follows:

Year Ended May 31	2002	2001
Shares sold	2,658,275,523	3,574,643,097
Shares issued to shareholders in payment of distributions declared	12,172,152	31,353,891
Shares redeemed	(2,793,126,877)	(3,402,538,359)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(122,679,202)	203,458,629

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of average aggregate daily net assets of all Funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets annually, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES INC. AND SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Government Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for the years then ended May 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 8, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147551204

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9080103A (7/02)

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Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2002

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A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 14

Independent Auditors' Report 35

Board of Directors and Corporation Officers 36

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.35%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.29% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	2.04%
5 Years	2.74%
10 Years	2.63%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.35%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with net expenses the Fund actually paid for the fiscal year ended May 31, 2002.

Total Waiver and Reduction of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	1.05%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended May 31, 2002.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	137

3 Years	$	428

5 Years	$	739

10 Years	$	1,624

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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Because the Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditor's Report on page 35.

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.20%	3.21%	2.92%	2.58%	2.90%

Ratios to Average Net Assets:

Expenses	1.05%	1.04%	1.02%	1.01%	1.01%

Net investment income	1.16%	3.16%	2.87%	2.57%	2.86%

Expense waiver/reimbursement[2]	0.05%	0.03%	0.07%	0.12%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$538,236	$508,523	$430,365	$437,451	$647,813

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--3.5%
$3,467,000		Birmingham, AL IDA, IDRBs, (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	$3,467,000
5,700,000		Decatur, AL IDB, (Series 1997), Weekly VRDNs (Trico Steel Company, LLC)/(JPMorgan Chase Bank LOC)	5,700,000
4,500,000		Gadsden, AL IDB, IDRBs, (Series 1997), Weekly VRDNs (Chicago Steel (Alabama), LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,500,000
5,000,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	5,000,000

		TOTAL	18,667,000

		Alaska--1.0%
5,500,000		Valdez, AK, Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	5,500,000

		Arizona--3.9%
750,000		Apache County, AZ, IDA, (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	750,000
1,500,000		Arizona HFA, Pooled Loan Program Revenue Bonds, (Series 1985B), Weekly VRDNs (FGIC INS)/(Chemical Bank, SPA LIQ)	1,500,000
1,135,000		Chandler, AZ, IDA, Weekly VRDNs (SMP II LP)/(Bank One, Arizona N.A. LOC)	1,135,000
1,760,000	[2]	Maricopa County, AZ, IDA, SFM, MERLOTS, (Series 2002-A8), 1.85% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/17/2003	1,760,000
2,345,000		Maricopa County, AZ, IDA, SFM, MERLOTS, (Series 2001 A-126), Weekly VRDNs (GNMA INS)/(Wachovia Bank N.A. LIQ)	2,345,000
4,000,000		Maricopa County, AZ, IDA, San Remo Apartments, 1.828% TOBs (Bayerische Landesbank Girozentrale) 3/1/2003	4,000,000
1,440,000		Phoenix, AZ, IDA, SFM, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,440,000
60,000		Pima County, AZ, IDA, FR/RI-L21, (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	60,000
2,774,000		Pima County, AZ, IDA, SFM, (PA-159), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ)	2,774,000
4,059,000		Pima County, AZ, IDA, SFM, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,059,000
980,000		Tucson and Pima County, AZ, IDA, SFM, Roaring Fork, (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	980,000

		TOTAL	20,803,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--0.8%
$1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/( Banque Nationale de Paris LOC)	$1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000

		TOTAL	4,050,000

		California--4.8%
15,000,000		California State, (Series 2001-02), 3.25% RANs, 6/28/2002	15,011,240
1,500,000		California Statewide Communities Development Authority, (Series 2001B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	1,500,000
3,000,000		California Statewide Communities Development Authority, (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	3,000,000
3,338,420		California Statewide Communities Development Authority, Laurel Park Senoir Apartments, (Series 2002H), 1.71% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 4/15/2003	3,338,420
2,931,105	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,931,105

		TOTAL	25,780,765

		Colorado--1.9%
3,000,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(Westdeutsche Landesbank Girozentrale LOC)	3,000,000
920,000		Colorado Health Facilities Authority, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(KeyBank, N.A. LOC)	920,000
6,410,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	6,410,000

		TOTAL	10,330,000

		Connecticut--0.5%
3,000,000		Meriden, CT, 2.25% BANs, 8/8/2002	3,003,288

		District of Columbia--1.7%
7,000,000		District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	7,000,000
2,000,000		District of Columbia, (Series 2001), Weekly VRDNs (K Mart Corp.)/ (Bank of New York LOC)	2,000,000

		TOTAL	9,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--0.9%
$5,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron, Inc. GTD)	$5,000,000

		Georgia--2.7%
2,000,000	[2]	Atlanta, GA, Airport Revenue, (PA-916R), 2.30% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	2,000,000
3,500,000	[2]	Atlanta, GA, Airport Revenue, (PA 926R), 2.25% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/11/2002	3,500,000
1,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	1,000,000
8,000,000		Savannah, GA, EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)	8,000,000

		TOTAL	14,500,000

		Hawaii--0.2%
1,000,000		Hawaii State, (Series CJ), 5.70% Bonds, 1/1/2003	1,020,419

		Illinois--4.5%
6,325,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One, N.A. (Chicago) LOC)	6,325,000
3,950,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(Firstar Bank, N.A. LOC)	3,950,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB, (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One, Illinois, N.A. LOC)	2,630,000
3,320,000		Illinois Housing Development Authority, MERLOTS, (Series 2000 UUU), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,320,000
3,290,000		Morton, IL, IDRB, (Series 1996), Weekly VRDNs (Morton Welding Co, Inc. Project)/(Bank One, Illinois, N.A. LOC)	3,290,000
5,000,000		Winnebago County, IL IDA, (Series 2001), Weekly VRDNs (Seward Screw Products, Inc.)/(Federal Home Loan Bank of Chicago LOC)	5,000,000

		TOTAL	24,515,000

		Indiana--5.0%
1,255,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/ (Huntington National Bank, Columbus, OH LOC)	1,255,000
1,380,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/ (Huntington National Bank, Columbus, OH LOC)	1,380,000
2,230,000		Huntingburg, IN, EDRB, (Series 1993), Weekly VRDNs (DMI Furniture, Inc.)/ (Bank One, Indiana, N.A. LOC)	2,230,000
2,020,000		Huntingburg, IN, (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/ (Bank One, Indiana, N.A. LOC)	2,020,000
1,350,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One, Indiana, N.A. LOC)	1,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$700,000		Indiana EDC, (Series 1989), Weekly VRDNs (O'Neal Steel, Inc.)/ (Bank of America N.A. (Ohio) LOC)	$700,000
6,235,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), 4.50% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/15/2002	6,235,000
2,800,000		Jasper County, IN, (Series 2000), Weekly VRDNs (Newberry Farms LLC)/(Farm Credit Services of America)/(Michigan National Bank, Farmington Hills LOCs)	2,800,000
1,130,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/ (Bank One, N.A. (Ohio) LOC)	1,130,000
2,555,000		Miami County, IN, (Series 2001), Weekly VRDNs (Timberlodge Real Estate LLC)/ (National City Bank, Indiana LOC)	2,555,000
3,470,000		North Manchester, IN, (Series 1997), Weekly VRDNs (Eften, Inc.)/ (Comerica Bank LOC)	3,470,000
2,065,000		Westfield, IN IDR, (Series 1994), Weekly VRDNs (Standard Locknut & Lockwasher, Inc.)/(Bank One, Indiana, N.A. LOC)	2,065,000

		TOTAL	27,190,000

		Iowa--0.2%
880,000		Iowa Finance Authority, IDRB, Weekly VRDNs (V-T Industries, Inc. Project)/ (Wells Fargo Bank Minnesota, N.A. LOC)	880,000

		Kansas--3.7%
4,000,000		Burlington, KS, (Series A), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	4,000,000
3,100,000		Kansas City, MO IDA, (Series 2001B), Weekly VRDNs (Ridgeview Heights Apartments)/(U.S. Bank NA, Cincinatti LOC)	3,100,000
660,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Irvin R. and Jeannine M. Robinson)/(Firstar Bank, N.A. LOC)	660,000
4,805,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Robbie Manufacturing, Inc.)/(Firstar Bank, N.A. LOC)	4,805,000
3,545,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/ (Firstar Bank, N.A. LOC)	3,545,000
4,000,000		Wyandotte County/Kansas City, KS, Unified Government (Series 2002-I), 1.85% BANs, 2/1/2003	4,000,000

		TOTAL	20,110,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--2.9%
$2,100,000		Clark County, KY, IDR,(Series 1990), Weekly VRDNs (Walle Corp Project)/ (UBS AG LOC)	$2,100,000
1,500,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,500,000
2,000,000		Jefferson County, KY, IDR Weekly VRDNs, (O'Neal Steel, Inc.) / (Bank of America N.A. LOC)	2,000,000
1,755,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,755,000
3,990,000		Kentucky Housing Corp., MERLOTS, (Series 2000-B9), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,990,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, (Series 1998 O), 2.075% TOBs (Bank of America N.A. LIQ), Optional Tender 7/18/2002	4,000,000

		TOTAL	15,345,000

		Louisiana--0.5%
2,500,000		New Orleans, LA IDB, Weekly VRDNs (Home Furnishings Store)/ (Bank One, Louisiana LOC)	2,500,000

		Maine--0.8%
4,500,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/ (Key Bank, N.A. LOC)	4,500,000

		Maryland--1.7%
2,650,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	2,650,000
1,955,000		Maryland Economic Development Corp., (Series 1998A) (Catterton Printing Company Facility), Weekly VRDNs (Sky II, LLC)/(Allfirst Bank LOC)	1,955,000
970,000		Maryland Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Company Facility)/(Allfirst Bank LOC)	970,000
940,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	940,000
1,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	1,850,000
50,000		Maryland State Community Development Administration, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	50,000
1,000,000		Maryland State Community Development Administration, MERLOTS, (Series 2001-B2), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	1,000,000

		TOTAL	9,415,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--0.7%
$3,835,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996A), Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	$3,835,000

		Minnesota--2.2%
1,735,000		Brooklyn Park, MN, EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,735,000
5,000,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
700,000		Minnesota State Higher Education Coordinating Board, (Series 1992 A) Weekly VRDNs (U.S. Bank Trust N.A., Minneapolis LIQ)	700,000
825,000		Plymouth, MN, (Series 1998), Weekly VRDNs (Nuaire, Inc.)/ (Wells Fargo Bank Minnesota, N.A. LOC)	825,000
640,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/ (Wells Fargo Bank Minnesota, N.A. LOC)	640,000
1,620,000		Red Wing, MN, Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,620,000
1,185,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,185,000

		TOTAL	11,705,000

		Mississippi--5.0%
650,000		Mississippi Business Finance Corp., IDRB, (Series 1994), Weekly VRDNs (Flexsteel Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC	650,000
1,700,000		Mississippi Business Finance Corp., (Series D), Weekly VRDNs (O'Neal Steel, Inc.)/(Bank of America N.A. LOC)	1,700,000
5,100,000		Mississippi Business Finance Corp., (Series 1995), Weekly VRDNs (Mississippi Baking Co. LLC Project)/(Allfirst Bank LOC)	5,100,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,750,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,750,000
2,960,000	[2]	Mississippi Home Corp., MERLOTS, (Series YYY), 2.65% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/3/2002	2,960,000
3,000,000		Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 2.00% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 6/1/2002	3,000,000

		TOTAL	27,160,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--0.8%
$4,240,000		Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$4,240,000

		Multi State--6.3%
12,000,000		Charter Mac Floater Certificates Trust I, National-1, (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	12,000,000
18,030,352		Clipper Tax-Exempt Certificates Trust, AMT Multi State (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	18,030,352
3,980,000		Roaring Fork Municipal Products LLC, (Series 2000-12), Weekly VRDNs (Bank of New York, New York LIQ)	3,980,000

		TOTAL	34,010,352

		Nevada--0.7%
4,000,000		Clark County, NV, (Series 1997A), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	4,000,000

		New Hampshire--1.7%
4,600,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	4,600,000
4,430,000		New Hampshire State, HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	4,430,000

		TOTAL	9,030,000

		New Mexico--1.9%
7,010,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18) 1.55% VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ) Optional Tender 7/1/2028	7,010,000
3,060,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A9), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,060,000

		TOTAL	10,070,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--0.2%
$1,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, FR/RI-N16, (Series 2000), 1.60% TOBs (Bank of New York LIQ), Optional Tender 8/7/2002	$1,000,000

		North Dakota--1.0%
700,000		Fargo, ND, Variable Rate Demand IDRBs, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	700,000
4,520,000		Grand Forks, ND, Variable Rate Demand IDRBs, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,520,000

		TOTAL	5,220,000

		Ohio--6.1%
1,830,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership), Weekly VRDNs (Bank One, Kentucky LOC)	1,830,000
1,500,000		Belmont County, OH, 2.03% BANs, 3/19/2003	1,503,286
2,000,000		Celina, OH, 2.18% BANs, 11/19/2002	2,002,574
35,000		Columbiana County, OH, (Series 1999), Weekly VRDNs (Butech, Inc.)/ (Key Bank, N.A. LOC)	35,000
5,100,000		Cuyahoga County, OH IDA, Weekly VRDNs (Cleveland Gear Co.)/ (Key Bank, N.A. LOC)	5,100,000
2,000,000		Dover, OH, 2.25% BANs, 1/22/2003	2,004,793
500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	500,000
15,000		Franklin County, OH Hospital Facility Authority, (Series A), Weekly VRDNs (U.S. Health Corp. of Columbus)/(Morgan Guaranty Trust Co., New York LOC)	15,000
2,500,000		Granville, OH Village School District, 2.70% BANs, 5/1/2003	2,513,443
1,500,000		Hamilton, OH, (Series III), 3.071% BANs, 6/6/2002	1,500,032
1,375,000		Kent, OH, 2.35% BANs, 12/5/2002	1,376,719
1,000,000		Mahoning County, OH, IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
2,750,000		Massillon, OH, Lincoln Center, 2.10% BANs, 6/12/2002	2,750,372
2,750,000		Mayfield, OH, 2.70% BANs, 9/19/2002	2,750,804
1,000,000		Medina County, OH, (Series 1997), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,015,000	[2]	Ohio HFA, (PT-506), 2.85% TOBs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 7/11/2002	$2,015,000
2,500,000		Ohio Solid Waste Facility, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP Amoco PLC GTD)	2,500,000
635,000		Ohio State, IDR, (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/ (National City Bank, Ohio LOC)	635,000
1,800,000		Shaker Heights, OH, 2.20% BANs, 12/19/2002	1,801,943

		TOTAL	32,833,966

		Oklahoma--1.6%
2,300,000		Adair County, OK, IDA, (Series B), Weekly VRDNs (Baldor Electric Co.)/ (Wachovia Bank of NC, N.A. LOC)	2,300,000
2,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/ (Chase Manhattan Bank, New York LOC)	2,000,000
1,745,000		Oklahoma County, OK, Finance Authority, (Series 1996), Weekly VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)	1,745,000
2,400,000		Oklahoma Development Finance Authority, 2.00% TOBs (Simmons Poultry Farms)/(Harris Trust & Savings Bank, Chicago LOC), Optional Tender 8/1/2002	2,400,000

		TOTAL	8,445,000

		Oregon--0.4%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(Banque Nationale de Paris LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/ (Banque Nationale de Paris LOC)	1,000,000

		TOTAL	2,000,000

		Pennsylvania--0.2%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank N.A., Pittsburgh LOC)	895,000

		Rhode Island--0.7%
3,800,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--5.0%
$2,200,000		Berkeley County, SC IDB, Weekly VRDNs (Nucor Corp.)	$2,200,000
13,000,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	13,000,000
8,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	8,000,000
2,890,000		South Carolina Job Economic Development Authority Weekly VRDNs (Duncan Technologies, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,890,000
685,000		South Carolina Job Economic Development Authority, EDRB, (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	685,000

		TOTAL	26,775,000

		Tennessee--5.3%
820,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	820,000
900,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	900,000
1,215,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,215,000
2,850,000		Dickson County, TN, IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Company LLC Project)/(PNC Bank, N.A. LOC)	2,850,000
2,000,000		Franklin County, TN, IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/ (Regions Bank, Alabama LOC)	2,000,000
2,950,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/ (Bank One, Texas N.A. LOC)	2,950,000
2,600,000		Jackson, TN, IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(AmSouth Bank N.A., Birmingham LOC)	2,600,000
350,000		Knox County, TN, IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/ (SunTrust Bank LOC)	350,000
7,200,000		Roane, TN, IDB, (Series 1982), Monthly VRDNs (Fortafil Fibers, Inc. Project)/ (ABN AMRO Bank NV, Amsterdam LOC)	7,200,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000

		TOTAL	28,640,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--8.9%
$10,000,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates, (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$10,000,000
4,950,000		Brazos River Authority, TX, Trust Receipts, (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Electric Co.)/(Bank of New York)	4,950,000
6,420,000		El Paso, TX, Housing Finance Corp., MERLOTS, (Series 2001 A-40), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,420,000
8,492,000		Harris County, TX HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA INS)/(Bank of New York LIQ)	8,492,000
3,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 1.90% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	3,000,000
4,000,000		Tarrant County, TX, IDC, (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank, New York LOC)	4,000,000
1,890,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/ (Wells Fargo Bank Minnesota, N.A. LOC)	1,890,000
5,129,000	[2]	Texas State Department of Housing & Community Affairs, Clippers, (Series 2001-1), 2.00% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	5,129,000
4,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	4,012,187

		TOTAL	47,893,187

		Vermont--1.3%
7,295,000		Vermont HFA, MERLOTS, (Series 2001-A91), Weekly VRDNs (FSA INS)/ (First Union National Bank, Charlotte, NC LIQ)	7,295,000

		Virginia--4.0%
215,000		Bedford County, VA, IDA, (Series 1999), Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	215,000
3,000,000		Fredericksburg, VA, IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(FNMA COL, SunTrust Bank LOC)	3,000,000
8,000,000		Halifax, VA IDA, MMMs, PCR, 1.80% CP (Virginia Electric & Power Co.), Mandatory Tender 6/7/2002	8,000,000
5,800,000		Portsmouth, VA, Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	5,800,000
265,000		Staunton, VA, IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/ (SunTrust Bank LOC)	265,000
1,000,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(Crestar Bank SPA, SunTrust Bank LIQ)	1,000,000
3,200,000		Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone, Inc.)/(First Union National Bank, Charlotte, NC LOC)	3,200,000

		TOTAL	21,480,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--1.3%
$7,000,000		West Virginia Public Energy Authority, (1989 Series A), 1.70% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 6/6/2002	$7,000,000

		Wisconsin--3.1%
3,500,000		Kettle Moraine, WI School District, 2.75% TRANs, 9/3/2002	3,501,840
4,155,000		Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	4,155,000
1,110,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (Bank One, Wisconsin, N.A. LOC)	1,110,000
4,225,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/ (Marshall & Ilsley Bank, Milwaukee LOC)	4,225,000
1,205,000		Prentice Village, WI, Limited Obligation Revenue Refunding Bonds, (Series A), Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Michigan National Bank, Farmington Hills LOC)	1,205,000
660,000		Waukesha, WI, IDRB, (Series 1995), Weekly VRDNs (Weldall Manufacturing, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)	660,000
2,000,000		Waunakee, WI Community School District, 2.75% TRANs, 9/13/2002	2,001,051

		TOTAL	16,857,891

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$536,294,868

Securities that are subject to the alternative minimum tax represent 83.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.39%	2.61%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2002, these securities amounted to $34,530,105 which represents 6.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($538,235,660) at May 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Total investments in securities, at amortized cost and value		$536,294,868
Cash		287,047
Income receivable		2,361,005
Receivable for shares sold		908,317

TOTAL ASSETS		539,851,237

Liabilities:
Payable for shares redeemed	$1,212,287
Income distribution payable	140,357
Accrued expenses	262,933

TOTAL LIABILITIES		1,615,577

Net assets for 538,235,660 shares outstanding		$538,235,660

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$538,235,660 ÷ 538,235,660 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest			$13,129,055

Expenses:
Investment adviser fee		$2,962,147
Administrative personnel and services fee		445,743
Custodian fees		29,314
Transfer and dividend disbursing agent fees and expenses		657,106
Directors'/Trustees' fees		6,178
Auditing fees		11,238
Legal fees		15,919
Portfolio accounting fees		98,644
Distribution services fee		592,429
Shareholder services fee		1,481,074
Share registration costs		127,558
Printing and postage		46,591
Taxes		44,414
Miscellaneous		3,060

TOTAL EXPENSES		6,521,415

Waivers:
Waiver of investment adviser fee	$(261,446)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,832)

TOTAL WAIVERS		(275,278)

Net expenses			6,246,137

Net investment income			$6,882,918

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,882,918	$15,665,001

Distributions to Shareholders:
Distributions from net investment income	(6,882,918)	(15,665,001)

Share Transactions:
Proceeds from sale of shares	1,597,091,828	1,588,084,607
Net asset value of shares issued to shareholders in payment of distributions declared	6,570,429	14,385,704
Cost of shares redeemed	(1,573,950,050)	(1,524,312,168)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,712,207	78,158,143

Change in net assets	29,712,207	78,158,143

Net Assets:
Beginning of period	508,523,453	430,365,310

End of period	$538,235,660	$508,523,453

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $538,235,660. Transactions in capital stock were as follows:

Year Ended May 31	2002	2001
Shares sold	1,597,091,828	1,588,084,607
Shares issued to shareholders in payment of distributions declared	6,570,429	14,385,704
Shares redeemed	(1,573,950,050)	(1,524,312,168)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,712,207	78,158,143

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended May 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,055,548,000 and $1,318,249,000 respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 8, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; CCMI Funds-one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).
..
Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147551303

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9080102A (7/02)


Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2002

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 14

Who Manages the Fund? 15

Financial Information 15

Independent Auditors' Report 34

Board of Directors and Corporation Officers 35

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.55%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.46% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.41%
5 Years	4.57%
10 Years	4.16%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.38%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

PRIME CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets ( as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.32%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.

Total Waiver and Reduction of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	1.05%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended May 31, 2002.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 134
3 Years	$ 418
5 Years	$ 723
10 Years	$1,590

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

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The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 34.

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.95%	5.34%	4.81%	4.46%	4.83%

Ratios to Average Net Assets:

Expenses	1.05%	1.04%	1.01%	1.00%	1.00%

Net investment income	1.94%	5.18%	4.73%	4.36%	4.73%

Expense waiver/reimbursement[2]	0.02%	0.06%	0.14%	0.16%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,621,516	$6,151,845	$5,061,010	$4,728,448	$3,748,034

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--9.5%
		Banking--9.5%
$20,000,000		Abbey National Bank PLC, London, 2.460%, 12/18/2002	$20,001,082
50,000,000		BNP Paribas, 1.830%, 10/17/2002	50,000,000
80,000,000		Chase Manhattan Bank N.A., Wilmington, 1.900% - 1.920%, 8/5/2002 - 8/7/2002	80,000,000
20,000,000		Comerica Bank, 2.530%, 3/7/2003	20,001,511
15,000,000		Deutsche Bank AG, 1.800%, 7/2/2002	15,000,000
50,000,000		Landesbank Baden-Wuerttemberg, 1.980%, 8/5/2002	50,005,355
36,000,000		Royal Bank of Canada, Montreal, 3.890%, 7/19/2002	35,999,540
20,000,000		Societe Generale, Paris, 3.865%, 7/29/2002	19,998,919
51,000,000		Svedala Industrial, 3.880%, 7/23/2002	50,998,587
129,000,000		UBS AG, 1.850% - 2.779%, 8/29/2002 - 3/12/2003	129,002,183
65,000,000		Westdeutsche Landesbank Girozentrale, 1.940% - 1.950%, 8/15/2002 -8/26/2002	65,000,000

		TOTAL CERTIFICATES OF DEPOSIT	536,007,177

		COLLATERALIZED LOAN AGREEMENTS--4.4%
		Banking--3.6%
202,000,000		J.P. Morgan Securities, Inc., 1.882%, 6/3/2002	202,000,000

		Brokerage--0.8%
44,000,000		Bear Stearns Cos., Inc., 1.860%, 6/3/2002	44,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	246,000,000

		COMMERCIAL PAPER--33.0%[1]
		Banking--12.9%
100,000,000		ANZ (Delaware), Inc., 1.925%, 8/12/2002	99,615,000
130,000,000		Bank of America Corp., 1.870%, 8/16/2002	129,486,789
15,000,000		Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 1.830%, 8/14/2002	14,943,575
50,000,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.880%, 7/15/2002	49,885,111
33,745,000		Benedictine Health SYS (Harris Trust & Savings Bank, Chicago LOC), 1.900% - 1.900%, 6/3/2002 - 9/4/2002	33,663,657
33,000,000		Canadian Imperial Holdings, Inc., (Canadian Imperial Bank of Commerce GTD), 1.802%, 6/11/2002	32,983,482
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$68,975,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 1.800% - 1.970%, 6/14/2002 - 7/31/2002	$68,872,034
75,000,000		KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.810%, 7/25/2002	74,796,375
20,000,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.830%, 6/28/2002	19,972,550
130,000,000		Stellar Funding Group, Inc., 1.802% - 1.850%, 6/6/2002 - 8/27/2002	129,744,633
25,000,000		Three Rivers Funding Corp., 1.790%, 6/4/2002	24,996,271
50,000,000		Westdeutsche Landesbank Girozentrale, 1.890%, 8/7/2002	49,824,125

		TOTAL	728,783,602

		Entertainment--1.0%
56,000,000		Walt Disney Co., 2.061% - 2.070%, 7/26/2002 - 7/29/2002	55,819,400

		Finance -- Automotive--1.8%
43,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.920%, 8/6/2002	42,848,640
60,700,000		Ford Motor Credit Co., 2.131% - 2.469%, 7/8/2002	60,559,262

		TOTAL	103,407,902

		Finance - Commercial--5.1%
110,000,000		Edison Asset Securitization LLC, 1.820% - 1.940%, 7/16/2002 - 8/21/2002	109,624,350
120,000,000		General Electric Capital Corp., 1.890% - 2.115%, 8/20/2002 - 10/25/2002	119,277,125
56,483,000		Jupiter Securitization Corp., 1.800% 6/12/2002 - 6/21/2002	56,429,434

		TOTAL	285,330,909

		Finance - Equipment--0.8%
44,000,000		John Deere Credit Ltd., (John Deere Capital Corp. GTD), 2.010% - 2.190%, 6/21/2002 - 8/15/2002	43,889,183

		Finance - Retail--2.9%
50,000,000		Clipper Receivables Corp., 1.790%, 6/21/2002	49,950,278
89,000,000		Countrywide Home Loans, Inc., 1.834% - 1.846%, 6/3/2002 - 6/27/2002	88,943,550
25,000,000		Mortgage Interest Networking Trust,(Series A1+/P1), 1.800%, 6/24/2002	24,971,250

		TOTAL	163,865,078

		Finance - Securities--1.8%
10,000,000		Beta Finance, Inc., 1.970%, 11/14/2002	9,909,161
28,000,000		Ivory Funding Corp., 1.810% - 1.830%, 6/5/2002 - 6/10/2002	27,991,815
22,000,000		K2 (USA) LLC, 1.910%, 8/7/2002	21,921,796
40,465,000		Sigma Finance, Inc., 1.928% - 1.969%, 8/5/2002 - 11/4/2002	40,298,119

		TOTAL	100,120,891

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Food & Beverage--1.6%
$57,000,000		General Mills, Inc., 2.005% - 2.141%, 6/4/2002 -- 8/2/2002	$56,903,211
32,000,000		Sara Lee Corp., 1.830%, 6/11/2002	31,983,733

		TOTAL	88,886,944

		Insurance--4.4%
18,000,000		CXC, LLC, 1.818%, 8/12/2002	17,934,840
43,845,000		Compass Securitization LLC, 1.792% - 1.835%, 6/6/2002 - 6/7/2002	43,832,424
60,000,000		Galaxy Funding, Inc., 1.959%, 8/13/2002	59,763,967
10,000,000		Paradigm Funding LLC, 1.939%, 7/3/2002	9,982,844
116,647,000		Sheffield Receivables Corp., 1.793% - 1.856%, 6/4/2002 - 6/27/2002	116,583,226

		TOTAL	248,097,301

		Retail--0.7%
38,000,000		Safeway, Inc., 2.026% - 2.050%, 6/13/2002 - 8/7/2002	37,949,137

		TOTAL COMMERCIAL PAPER	1,856,150,347

		CORPORATE BOND--0.3%
		Brokerage--0.3%
18,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	18,000,000

		SHORT-TERM NOTES--15.4%
		Banking--1.6%
20,000,000		Abbey National Treasury Services PLC, 3.805%, 7/26/2002	19,999,120
20,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	20,000,000
50,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	49,994,272

		TOTAL	89,993,392

		Brokerage--6.2%
125,000,000		Bear Stearns Cos., Inc., 1.962%, 6/3/2002	125,000,000
185,000,000		Goldman Sachs Group, Inc., 1.860% - 1.962%, 6/3/2002 -- 12/3/2002	185,000,000
42,000,000		Merrill Lynch & Co., Inc., 4.180%, 6/5/2002	42,000,000

		TOTAL	352,000,000

		Finance - Automotive--1.3%
2,432,841		Chase Manhattan Auto Owner Trust 2001-B, Class A1, 2.180%, 11/15/2002	2,432,841
15,705,456		Ford Credit Auto Owner Trust 2002-B, Class A1, 2.010%, 12/16/2002	15,705,456
15,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	15,000,000
5,636,388		MMCA Auto Owner Trust 2002-1, Class A1, 2.008%, 3/17/2003	5,636,388
1,327,002		Nissan Auto Lease Trust 2001-A, Class A1, 1.995%, 11/15/2002	1,327,002
31,226,586		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	31,226,586
2,697,773		World Omni Auto Receivables Trust 2001-B, Class A1, 1.971%, 10/21/2002	2,697,773

		TOTAL	74,026,046

Principal Amount or Shares			Value
		SHORT-TERM NOTES--continued
		Finance - Equipment--0.8%
$17,000,000		CIT Equipment Collateral 2002-VT1, Class A1, 1.960%, 5/20/2003	$17,000,000
3,925,308		CNH Equipment Trust 2000-A, Class A1, 2.110%, 12/16/2002	3,925,308
25,457,948		John Deere Owner Trust 2001-A, Class A1, 1.970% - 2.190%, 7/26/2002 - 11/15/2002	25,389,388

		TOTAL	46,314,696

		Finance - Securities--4.3%
77,400,000		Beta Finance, Inc., 2.420% - 2.540%, 2/7/2003 -- 3/7/2003	77,400,000
20,000,000		K2 (USA) LLC, 2.445%, 11/20/2002	20,000,000
143,000,000		Sigma Finance, Inc., 2.680% - 3.920%, 7/19/2002 - 5/20/2003	143,000,000

		TOTAL	240,400,000

		Insurance--0.2%
9,380,184		Long Beach Acceptance Auto Receivables Trust, (Series 2001-B), Class A1, (FSA INS), 2.358%, 11/13/2002	9,380,184

		Telecommunications--1.0%
25,000,000		BellSouth Corp., 4.105%, 4/26/2003	25,288,677
28,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	28,423,920

		TOTAL	53,712,597

		TOTAL SHORT-TERM NOTES	865,826,915

		LOAN PARTICIPATION--2.2%
		Chemicals--1.3%
75,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co., GTD), 1.860% - 2.050%, 6/28/2002 - 7/31/2002	75,000,000

		Electrical Equipment--0.5%
25,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC GTD), 1.860%, 5/19/2003	25,700,000

		Finance - Retail--0.4%
25,000,000		Countrywide Home Loans, Inc., 1.870%, 6/14/2002	25,000,000

		TOTAL LOAN PARTICIPATION	125,700,000

		MUTUAL FUND--4.9%
275,000,000		Nations Cash Reserves	275,000,000

Principal Amount			Value
		NOTES - VARIABLE--27.6%[2]
		Banking--10.2%
$2,745,000		6380 Brackbill Associates, LP, (Series 2000), (Allfirst Bank LOC), 2.040%, 6/7/2002	$2,745,000
2,495,000		Adena Health System, Adena Health System Project, (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.000%, 6/6/2002	2,495,000
14,840,000		Alabama Incentives Financing Authority, (Series 1999-C), (SouthTrust Bank of Alabama, Birmingham LOC), 1.900%, 6/6/2002	14,840,000
4,714,000		American Health Care Centers, (Series 1998), (FirstMerit Bank, N.A. LOC), 2.060%, 6/6/2002	4,714,000
7,300,000		American Manufacturing Co., (First Union National Bank, Charlotte, NC LOC), 1.990%, 6/6/2002	7,300,000
3,745,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 2.090%, 6/6/2002	3,745,000
3,800,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 1.980%, 6/6/2002	3,800,000
1,210,000		BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.950%, 6/7/2002	1,210,000
2,020,000		Blackwell Investments, Inc., (Bank One, Louisiana LOC), 1.950%, 6/6/2002	2,020,000
6,730,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.940%, 6/7/2002	6,730,000
1,320,000		Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 1.950%, 6/7/2002	1,320,000
8,000,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.000%, 6/6/2002	8,000,000
12,757,000		Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 1.950%, 6/6/2002	12,757,000
8,000,000		Central Penn, Inc., (Allfirst Bank LOC), 2.040%, 6/7/2002	8,000,000
1,345,000		Children's Defense Fund, (Allfirst Bank LOC), 2.040%, 6/4/2002	1,345,000
4,955,000		Columbus, GA Development Authority, Woodmont Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.938%, 6/6/2002	4,955,000
50,000,000		Comerica Bank, 1.865%, 6/28/2002	50,016,935
4,185,000		Crane Plastics Siding LLC, (Series 2000), (Bank One, N.A. LOC), 1.949%, 6/6/2002	4,185,000
4,350,000		Dewberry III LP, (Allfirst Bank LOC), 2.040%, 6/5/2002	4,350,000
765,000		Edgefield County, SC, (Series 1997), (Bondex, Inc. Project), (HSBC Bank USA LOC), 1.899%, 6/6/2002	765,587
4,000,000		Engle Printing & Publishing, (Series 2001), (Allfirst Bank LOC), 2.040%, 6/7/2002	4,000,000
7,271,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 2.040%, 6/7/2002	7,271,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,465,000		Gahanna OH, City of, Franklin Steel Co. Project, (Firstar Bank, N.A. LOC), 1.810%, 6/6/2002	$1,465,000
7,695,000		Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 2.040%, 6/7/2002	7,695,000
6,000,000		Gervais Street Associates, (Series 1998), (Wachovia Bank of NC, N.A. LOC), 1.940%, 6/5/2002	6,000,000
1,220,000		Gettysburg, PA, Area IDA, Hanover Lantern, Inc. Project, (Series 1998-B), (Allfirst Bank LOC), 2.040%, 6/5/2002	1,220,000
2,050,000		Graywood Farms LLC, (Allfirst Bank LOC), 2.040%, 6/7/2002	2,050,000
3,215,000		Great Southern Wood Preserving, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.950%, 6/7/2002	3,215,000
9,260,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 1.990%, 6/6/2002	9,260,000
9,010,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 1.950%, 6/7/2002	9,010,000
5,030,000		HSI Funding, (Series A), (National City Bank, Michigan/Illinois LOC), 1.950%, 6/6/2002	5,030,000
6,087,000		Houlihan Brothers Finance Corp., (Series A), (National City Bank, Michigan/Illinois LOC), 1.950%, 6/6/2002	6,087,000
295,000		Houston, TX Higher Education Finance Corp., University Courtyard Project, (Series 2000-B), (First Union National Bank, Charlotte, NC LOC), 1.940%, 6/6/2002	295,000
4,740,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 2.011%, 6/1/2002	4,740,000
2,290,000		Lake Sherwood Senior Living Center LLC (Union Planters NB, Memphis, TN LOC), 2.150%, 6/6/2002	2,290,000
51,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.860%, 6/15/2002	51,000,000
50,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 2.108%, 6/27/2002	50,000,000
3,500,000		Maryland Economic Development Corp., CWI Limited Partnership, (Allfirst Bank LOC), 2.04%, 6/7/2002	3,500,000
4,315,000		Maryland Economic Development Corp., Human Genome Sciences, (Series 1999A), (Allfirst Bank LOC), 2.04%, 6/4/2002	4,315,000
50,000,000		Maryland Economic Development Corp., Human Genome Sciences, (Series 2001A), (Allfirst Bank LOC), 2.04%, 6/4/2002	50,000,000
4,700,000		Maryland State IDFA, (Kelly Springfield Tire), (Allfirst Bank LOC), 1.860%, 6/3/2002	4,700,000
778,000		Maryland State IDFA Human Genome, (Series1994), (Allfirst Bank LOC), 1.810%, 6/3/2002	778,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,107,500		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project, (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 2.040%, 6/6/2002	$4,107,500
415,000		New Jersey EDA, (Series 1992 K-3), (Banque Nationale de Paris LOC), 2.050%, 6/3/2002	415,000
3,120,000		New Jersey EDA, (Series 1992-H), (Banque Nationale de Paris LOC), 1.920%, 6/3/2002	3,120,000
9,500,000		Newton Racquetball Associates (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.040%, 6/5/2002	9,500,000
6,060,000		O'Dovero Consolidated LLC, (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.950%, 6/6/2002	6,060,000
10,510,000		PVF Finance LLC, (Series 2001), (Allfirst Bank LOC), 2.040%, 6/7/2002	10,510,000
8,800,000		Remington Leasing, LLC, (Series 2002), (Allfirst Bank LOC), 2.040%, 6/7/2002	8,800,000
7,500,000		Rt. 206, Inc., (Series 2000), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.090%, 6/6/2002	7,500,000
900,000		Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC), 2.000%, 6/3/2002	900,000
840,000		Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.000%, 6/6/2002	840,000
25,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.000%, 6/6/2002	25,000,000
3,200,000		Smith Garden Products, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.950%, 6/7/2002	3,200,000
3,980,000		Sojourn Hotel, Inc., (Series 1997), (FirstMerit Bank, N.A. LOC), 2.060%, 6/6/2002	3,980,000
10,000,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.000%, 6/6/2002	10,000,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.900%, 6/6/2002	1,800,000
4,905,000		Sun Valley, Inc., (SouthTrust Bank of Georgia, Atlanta LOC), 1.950%, 6/7/2002	4,905,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Allfirst Bank LOC), 2.04%, 6/7/2002	2,735,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 2.040%, 6/18/2002	15,000,000
17,775,000		Union Development Co., (Bank of America N.A. LOC), 1.855%, 6/6/2002	17,775,000
1,075,000		United Jewish Federation of Greater Pittsburgh VRDB, (Series 1995A), (PNC Bank, N.A. LOC), 2.000%, 6/6/2002	1,075,000
5,420,000		Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH LOC), 1.960%, 6/6/2002	5,420,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,510,000		Visalia, CA Community Redevelopment Agency, East Visalia Redevelopment Project, (Series 1990), (Union Bank of California LOC), 3.000%, 6/6/2002	$4,510,000
9,772,500		WCN Properties, Inc., (Series 2000), (Allfirst Bank LOC), 2.040%, 6/7/2002	9,772,500
35,000,000		Wells Fargo & Co., 1.840%, 6/14/2002	35,000,000
4,290,000		Woodbury Business Forms, Inc./Carribean Business Forms, (Series 1996), Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 2.210%, 6/6/2002	4,290,000

		TOTAL	575,429,522

		Brokerage--1.7%
93,000,000		Goldman Sachs Group, Inc., 1.860% - 1.900%, 6/12/2002 - 6/22/2002	93,000,000

		Chemicals--0.2%
10,000,000		Bayer Corp., (Bayer AG Support Agreement), 4.450%, 3/19/2003	10,117,357

		Finance - Automotive--1.0%
58,000,000		GMAC Residential Holding Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp. LOC), 2.216%, 6/3/2002	57,992,873

		Finance - Commercial--1.5%
3,660,000		Chattanooga, TN IDB, Radisson Read House Project, (Series 1994), (Heller Financial, Inc. LOC), 1.940%, 6/6/2002	3,660,000
75,000,000		Paradigm Funding LLC, 1.810%, 6/1/2002 -- 6/2/2002	75,000,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller Financial, Inc. LOC), 1.940%, 6/6/2002	3,000,000

		TOTAL	81,660,000

		Finance - Retail--0.6%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.396%, 6/14/2002 -- 6/15/2002	31,000,000

		Finance - Securities--2.1%
45,000,000		K2 (USA) LLC, 1.820% - 1.850%, 6/15/2002 -- 6/22/2002	44,999,178
70,000,000		Sigma Finance, Inc., 1.880% - 1.920%, 6/3/2002 -8/1/2002	69,995,836

		TOTAL	114,995,014

		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, (Series 2000 B), (FNMA LOC), 1.950%, 6/6/2002	810,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--8.5%
$20,000,000		Allstate Life Insurance Co., 2.106%, 6/1/2002	$20,000,000
122,000,000		Compass Securitization LLC, 1.795% - 1.800%, 6/3/2002 - 6/13/2002	121,993,860
32,000,000		First Allmerica Financial Life Insurance Co., 2.065%, 8/3/2002	32,000,000
55,000,000		GE Life and Annuity Assurance Co., 2.011% - 2.020%, 6/1/2002 - 8/9/2002	55,000,000
84,000,000		Jackson National Life Insurance Co., 1.930% - 2.200%, 6/22/2002 - 7/1/2002	84,000,000
9,244,418		Liquid Asset Backed Securities Trust, (Series 1997-3), Senior Notes, (AMBAC INS), 2.008%, 6/27/2002	9,244,418
35,000,000		Monumental Life Insurance Co., 2.040%, 8/28/2002	35,000,000
40,000,000		Principal Life Insurance Co., 2.061%, 6/1/2002	40,000,000
23,000,000		Protective Life Insurance Co., 2.010%, 8/1/2002	23,000,000
50,000,000		Security Life of Denver Insurance Co., 2.040%, 7/24/2002	50,000,000
10,000,000		United of Omaha Life Insurance Co., 1.911%, 6/28/2002	10,000,000

		TOTAL	480,238,278

		Pharmaceuticals and Health Care--0.7%
40,000,000		Merck & Co., Inc., 1.800%, 6/26/2002	40,000,000

		Telecommunications--1.1%
40,000,000		BellSouth Telecommunications, Inc., 1.910%, 6/4/2002	40,000,000
23,900,000		Verizon Global Funding, 1.820%, 6/18/2002	23,896,202

		TOTAL	63,896,202

		TOTAL NOTES - VARIABLE	1,549,139,246

		REPURCHASE AGREEMENTS--4.9%[4]
100,000,000		Salomon Brothers, Inc., 1.830%, dated 5/31/2002, due 6/3/2002	100,000,000
70,000,000		Salomon Smith Barney, 1.815%, dated 5/31/2002, due 9/4/2002	70,000,000
106,147,000		Warburg Dillon Reed LLC, 1.830%, dated 5/31/2002, due 6/3/2002	106,147,000

		TOTAL REPURCHASE AGREEMENTS	276,147,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$5,747,970,685

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2002, these securities amounted to $65,000,000, which represents 1.2% of net assets.

4 The repurchase agreements are collateralized fully by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,621,516,431) at May 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
VRDB	--Variable Rate Demand Bond

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Total investments in securities, at amortized cost and value		$5,747,970,685
Cash		1,066,806
Income receivable		17,635,697
Receivable for shares sold		12,564,459

TOTAL ASSETS		5,779,237,647

Liabilities:
Payable for investments purchased	$139,539,430
Payable for shares redeemed	14,000,314
Income distribution payable	1,778,444
Accrued expenses	2,403,028

TOTAL LIABILITIES		157,721,216

Net assets for 5,621,516,431 shares outstanding		$5,621,516,431

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,621,516,431 ÷ 5,621,516,431 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest			$183,775,240

Expenses:
Investment adviser fee		$30,702,673
Administrative personnel and services fee		4,620,259
Custodian fees		304,269
Transfer and dividend disbursing agent fees and expenses		7,890,155
Directors'/Trustees' fees		43,314
Auditing fees		11,492
Legal fees		23,943
Portfolio accounting fees		185,779
Distribution services fee		6,140,535
Shareholder services fee		15,351,337
Share registration costs		194,078
Printing and postage		228,897
Insurance premiums		6,402
Taxes		472,038
Miscellaneous		17,737

TOTAL EXPENSES		66,192,908

Waivers:
Waiver of investment adviser fee	$(1,304,365)
Waiver of transfer and dividend disbursing agent fees and expenses	(149,715)

TOTAL WAIVERS		(1,454,080)

Net expenses			64,738,828

Net investment income			$119,036,412

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$119,036,412	$292,022,296

Distributions to Shareholders:
Distributions from net investment income	(119,036,412)	(292,022,296)

Share Transactions:
Proceeds from sale of shares	15,523,662,338	19,065,279,076
Net asset value of shares issued to shareholders in payment of distributions declared	119,816,138	282,584,334
Cost of shares redeemed	(16,173,806,982)	(18,257,028,895)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(530,328,506)	1,090,834,515

Change in net assets	(530,328,506)	1,090,834,515

Net Assets:
Beginning of period	6,151,844,937	5,061,010,422

End of period	$5,621,516,431	$6,151,844,937

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Interval Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $5,621,516,431. Transactions in capital stock were as follows:

Year Ended May 31	2002	2001
Shares sold	15,523,662,338	19,065,279,076
Shares issued to shareholders in payment of distributions declared	119,816,138	282,584,334
Shares redeemed	(16,173,806,982)	(18,257,028,895)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(530,328,506)	1,090,834,515

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FCS"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES INC. AND SHAREHOLDERS OF PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Prime Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended May 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2002, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
July 8, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147551105

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9080101A (7/02)

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Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2002

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 13

Independent Auditors' Report 24

Board of Directors and Corporation Officers 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.51%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.34% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.01%
5 Years	4.30%
10 Years	3.95%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.12%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%
Distribution (12b-1) Fee[2]	0.35%
Shareholder Services Fee	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.28%

1 Although not contractually obligated to do so, the distributor elected not to accrue a portion of the distribution (12b-1) fee. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.

Total Reduction of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after reduction)	1.03%

2 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before the reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 130

3 Years	$ 406

5 Years	$ 702

10 Years	$1,545

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because the Fund refers to Treasury investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments.

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What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 24.

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.04	0.04	0.05
Net realized and unrealized gain on investments	0.00 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.04	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.67%	5.03%	4.47%	4.21%	4.70%

Ratios to Average Net Assets:

Expenses	1.03%	1.04%	1.01%	1.00%	1.00%

Net investment income	1.63%	4.91%	4.37%	4.11%	4.60%

Expense waiver/reimbursement[3]	--	0.01%	0.04%	0.07%	0.05%

Supplemental Data:

Net assets, end of period (000 omitted)	$606,949	$977,293	$850,062	$969,592	$821,484

1 Amount is less than $0.01.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Value
		U.S. TREASURY--26.2%
		U.S. Treasury Bills--9.9%[1]
$60,500,000		1.700% - 1.840%, 6/13/2002 -- 11/7/2002	$60,320,549

		U.S. Treasury Bond--0.6%
3,300,000		10.750%, 2/15/2003	3,499,249

		U.S. Treasury Notes--15.7%
94,000,000		4.000% - 6.375%, 6/30/2002 -- 5/31/2003	95,325,839

		TOTAL U.S. TREASURY	159,145,637

		REPURCHASE AGREEMENTS--73.6%[2]
25,000,000		BNP Paribas Securities Corp., 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000
25,000,000		Barclays Capital, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000
10,500,000	[3]	Credit Suisse First Boston Corp., 1.740%, dated 5/30/2002, due 8/29/2002	10,500,000
15,000,000		Credit Suisse First Boston Corp., 1.790%, dated 5/31/2002, due 6/3/2002	15,000,000
6,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.740%, dated 5/16/2002, due 6/27/2002	6,000,000
10,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.750%, dated 4/10/2002, due 6/28/2002	10,000,000
25,000,000		Deutsche Bank Alex Brown, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000
20,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.810%, dated 4/3/2002, due 6/28/2002	20,000,000
8,000,000	[3]	J.P. Morgan & Co., Inc., 1.730%, dated 5/30/2002, due 7/31/2002	8,000,000
20,000,000		J.P. Morgan & Co., Inc., 1.790%, dated 5/31/2002, due 6/3/2002	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$23,000,000	[3]	Merrill Lynch Government Securities, 1.810%, dated 4/4/2002, due 6/28/2002	$23,000,000
21,500,000	[3]	Morgan Stanley and Co., Inc., 1.730%, dated 5/22/2002, due 8/21/2002	21,500,000
25,000,000		Morgan Stanley and Co., Inc., 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000
7,000,000	[3]	Morgan Stanley and Co., Inc., 1.800%, dated 5/15/2002, due 8/16/2002	7,000,000
18,500,000	[3]	Salomon Brothers, Inc., 1.740%, dated 5/29/2002, due 7/31/2002	18,500,000
7,000,000		Salomon Brothers, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	7,000,000
25,000,000		Societe Generale, New York, 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000
25,000,000		Toronto Dominion Securities (USA), 1.790%, dated 5/31/2002, due 6/3/2002	25,000,000
59,979,000		Warburg Dillon Reed LLC, 1.760%, dated 5/31/2002, due 6/3/2002	59,979,000
20,000,000	[3]	Warburg Dillon Reed LLC, 1.780%, dated 4/8/2002, due 6/28/2002	20,000,000
25,000,000		Warburg Dillon Reed LLC, 1.780%, dated 5/31/2002, due 6/3/2002	25,000,000

		TOTAL REPURCHASE AGREEMENTS	446,479,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$605,624,637

1 These issues shows the rate of discount at the time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($606,949,127) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Investments in repurchase agreements	$446,479,000
Investments in securities	159,145,637

Total investments in securities, at amortized cost and value		$605,624,637
Income receivable		1,722,246
Receivable for investments sold		8,975,515
Receivable for shares sold		280,073

TOTAL ASSETS		616,602,471

Liabilities:
Payable for investments purchased	8,962,916
Payable for shares redeemed	131,838
Income distribution payable	332,193
Payable to bank	111,935
Accrued expenses	114,462

TOTAL LIABILITIES		9,653,344

Net assets for 606,949,127 shares outstanding		$606,949,127

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$606,949,127 ÷ 606,949,127 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest		$20,288,514

Expenses:
Investment adviser fee	$3,802,523
Administrative personnel and services fee	572,238
Custodian fees	60,867
Transfer and dividend disbursing agent fees and expenses	430,404
Directors'/Trustees' fees	7,800
Auditing fees	11,453
Legal fees	5,701
Portfolio accounting fees	110,340
Distribution services fee	760,505
Shareholder services fee	1,901,262
Share registration costs	84,556
Printing and postage	35,777
Insurance premiums	1,712
Taxes	60,546
Miscellaneous	15,666

TOTAL EXPENSES	7,861,350

Net investment income		12,427,164

Net realized gain on investments		533,247

Change in net assets resulting from operations		$12,960,411

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,427,164	$38,986,536
Net realized gain on investments	533,247	_

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,960,411	38,986,536

Distributions to Shareholders:
Distributions from net investment income	(12,427,164)	(38,986,536)
Distributions from net realized gain on investments	(533,247)	_

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,960,411)	(38,986,536)

Share Transactions:
Proceeds from sale of shares	2,801,372,885	4,509,422,667
Net asset value of shares issued to shareholders in payment of distributions declared	11,239,610	34,982,399
Cost of shares redeemed	(3,182,956,416)	(4,417,173,705)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(370,343,921)	127,231,361

Change in net assets	(370,343,921)	127,231,361

Net Assets:
Beginning of period	977,293,048	850,061,687

End of period	$606,949,127	$977,293,048

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $606,949,127. Transactions in capital stock were as follows:

Year Ended May 31	2002	2001
Shares sold	2,801,372,885	4,509,422,667
Shares issued to shareholders in payment of distributions declared	11,239,610	34,982,399
Shares redeemed	(3,182,956,416)	(4,417,173,705)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(370,343,921)	127,231,361

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 8, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147551402

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0010801A (7/02)

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